UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22517

GAI Corbin Multi-Strategy Fund, LLC (formerly, ASGI Corbin Multi-Strategy Fund, LLC)
 (Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                                                    Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

 Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                                                    Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:(866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited)
As of December 31, 2014

Strategy	Investments	Cost	Fair Value
Investment Funds - 100.20%
Asset-Backed Securities - 18.87%
	East Lodge Capital Credit Opportunities Fund Ltd.	$6,000,000	$6,071,267
	Halcyon Structured Opportunities Fund, LP*	13,992	9,261
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	2,565,488	3,171,711
	Pine River Fixed Income Fund Ltd.	5,978,811	7,405,385
	Seer Capital Partners Offshore Fund Ltd.	6,350,000	7,390,023
	Serengeti Lycaon Overseas Ltd	4,599,402	6,216,314
	Serengeti Segregated Portfolio Company, Ltd.	488,533	690,420
			30,954,381
Equity Special Situations - 10.07%
	Ironsides Partners Special Situations Offshore Fund Ltd.	1,309,067	1,443,865
	Jet Capital Concentrated Offshore Fund, Ltd.	4,997,383	6,085,754
	Jet Capital Select Opportunities Offshore Fund, Ltd.	3,100,000	3,229,934
	Pershing Square Holdings, Ltd.	4,102,093	5,155,320
	Third Point Offshore Investors Ltd	407,327	606,740
			16,521,613
Event Driven/Distressed - 20.71%
	Anchorage Capital Partners Offshore, Ltd	8,618,631	10,852,161
	Anchorage Capital Partners, LP	11,470	260
	Archer Capital Fund LP*	24,993	21,882
	Archer SPE I, L.L.C.*	13,863	8,694
	Drawbridge Special Opportunities Fund, L.P.*	873,033	1,500,894
	Garrison Special Opportunities Fund LP*	613,573	579,704
	New Point V Ltd	91,280	100,952
	New Point VI Ltd	286,650	357,427
	New Point VII Ltd	207,000	207,000
	Redwood Argentina Offshore Fund, Ltd.	2,000,000	1,972,279
	Redwood Offshore Fund, Ltd	7,900,000	9,924,837
	Silver Lake Credit Fund (Offshore), Ltd	7,691	8,503
	Venor Capital Offshore Ltd.	7,600,000	8,453,360
			33,987,953
Global Macro - 14.13%
	Autonomy Global Macro Fund Ltd	7,300,000	8,018,565
	BH Macro Ltd	2,988,694	2,983,576
	Brevan Howard Fund Limited	1,532,806	1,663,028
	D.E. Shaw Oculus International Fund	3,026,248	3,573,132
	Discovery Global Macro Fund Ltd.	4,500,000	4,468,410
	Tyticus Partners II Ltd	83,103	64,924
	WCG Offshore Fund, Ltd	2,125,312	2,406,039
			23,177,674

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Strategy	Investments	Cost	Fair Value
	Investment Funds - 100.20% (continued)
	Long/Short Equity - 26.88%
	Cadian Offshore Fund Ltd.	$6,708,434	$8,881,131
	Marble Arch Offshore Partners Ltd	7,020,568	8,134,853
	Pelham Long/Short Fund Ltd	5,900,000	7,660,454
	Squadra Equity Fund Ltd.	3,250,000	2,729,816
	SRS Partners, Ltd.	6,250,000	8,947,385
	SRS Special Opportunities III, LP	750,000	730,855
	SRS Special Opportunities Master II LP	1,329,000	1,656,686
	Tekne Offshore Fund, Ltd.	5,200,000	5,330,900
	TPG-Axon Partners, LP*	43,318	28,532
			44,100,612
	Relative Value - 9.54%
	D.E. Shaw Composite International Fund	7,000,000	8,525,497
	Kildonan Castle Global Credit Opportunity Fund Ltd.	7,000,000	7,057,332
	QVT SLV Onshore Ltd*	21,797	45,784
	QVT Special Investment Onshore Fund Ltd*	13,423	19,842
			15,648,455
	Investments in Securities - 1.53%
	Collateralized Loan Obligation - 0.62%
	Anchorage Capital CLO 4 Ltd.	1,152,924	1,026,315

	Equity - 0.91%
	Garrison Capital, Inc.	1,444,797	1,490,742

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
	Purchased Options - 0.05%
	Currency Options - 0.00%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 115	01/02/2015	$15,124	$—

	Index Options - 0.05%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,010	01/17/2015	24,330	13,070
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,030	01/17/2015	25,243	23,730
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,050	02/20/2015	28,330	43,700
					80,500
	Total Investments (Cost $142,893,731**) - 101.78%				166,988,245
	Other Assets and Liabilities, net - (1.78)%				(2,921,037)
	Net Assets - 100.00%				$ 164,067,208

Percentages shown are stated as a percentage of net assets as of December 31, 2014.  All investments in Investment Funds are non-income producing.

*	Investment Fund held in GAI Special Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$168,593,258

Gross unrealized appreciation	$3,941,664
Gross unrealized depreciation	(5,546,677)
Net unrealized depreciation	$(1,605,013)

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	26.41%
Event Driven/Distressed	20.35
Asset-Backed Securities	18.54
Global Macro	13.88
Equity Special Situations	9.89
Relative Value	9.37
Total Investment Funds	98.44
Purchased Options	0.05
Investments in Securities
Equity	0.89
Collateralized Loan Obligation	0.62
Total Investments in Securities	1.51
100.00%

Credit Default Swaps Outstanding as of December 31, 2014:

Credit Default Swap Agreements on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.25)	6/20/2015	€285,000	$(470)	$(849)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$403,920	(27,981)	(11,893)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.22	Buy	(5.00)	6/20/2019	$762,300	(51,932)	(64,346)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(26,122)	10,538
						$(106,505)	$(66,550)

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	$(1,638)	$3,845
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(112)	(816)
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,369)	(1,465)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(1,638)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(1,955)	(972)
Morgan Stanley Capital Services Inc.	Federal Republic Of Germany	Buy	(0.12)	9/20/2018	$114,000	(111)	4,324
Morgan Stanley Capital Services Inc.	Kingdom Of Spain	Buy	(0.40)	3/20/2018	$21,000	141	3,611
Morgan Stanley Capital Services Inc.	Kingdom Of Sweden	Buy	(0.69)	12/20/2015	$42,000	(276)	(606)
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	(107)	2,235
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(819)	1,923
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(1,088)	(1,057)
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	78	1,988
						$(8,894)	$16,855

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC)

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Written Options Open as of December 31, 2014
Description	Strike Price	Expiration Date	Premium Received/(Paid)	Fair Value
Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 110	01/02/2015	$707	$—
Index Options
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,090	01/17/2015	9,970	(8,950)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,100	01/17/2015	19,557	(8,120)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,150	02/20/2015	11,970	(6,450)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,960	01/17/2015	13,970	(7,050)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,990	01/17/2015	16,057	(14,070)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,980	02/20/2015	15,970	(25,600)
			$88,201	$(70,240)

A summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of December 31, 2014 was as follows:

Derivative instruments not accounted
for as hedging instruments	Location on Consolidated Statement of Assets, Liabilities and Net Assets Fair Value	Fair Value
Asset derivative instruments
Credit Contracts	Credit default swaps, at fair value	$219
Equity Contracts	Purchased index option contracts, at fair value	80,500
Total asset derivative instruments		$80,719

Liability derivative instruments
Credit Contracts	Credit default swaps, at fair value	$(115,618)
Equity Contracts	Written index option contracts, at fair value	(70,240)
Total liability derivative instruments		$(185,858)

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the nine months ended December 31, 2014 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Forwards	Total
Equity Contracts	$(127,501)	$–	$–	$(127,501)
Foreign Exchange Contracts	(1,646)	–	969	(677)
Credit Contracts	–	5,426	–	5,426
Total	$(129,147)	$5,426	$969	$(122,752)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the
Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Total
Equity Contracts	$21,324	$–	$21,324
Foreign Exchange Contracts	(12,771)	–	(12,771)
Credit Contracts	–	27,709	27,709
Total	$8,553	$27,709	$36,262

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

Fair Value Measurements

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) and its wholly-owned subsidiary, GAI Special Asset Holdings, Inc. (formerly known as ASGI Special Asset Holdings, Inc.) (together, the "Fund") measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants  at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Through October 31, 2014, the Fund’s legal name was ASGI Corbin Multi-Strategy Fund, LLC and Alternative Strategies Group, Inc. (the "Adviser") served as the Fund’s Adviser. Effective November 1, 2014 (the "Effective Date"), the Adviser was renamed as Wells Fargo Investment Institute, Inc. ("WFII"). The Adviser's Global Alternative Investments ("GAI") division is responsible for continuing to manage the Fund under the advisory agreement. There was no change in control of the Adviser as a result of the changes. In conjunction with such changes at the Adviser, the Fund’s legal name was changed as of the Effective Date.

The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in various collective investment vehicles ("Investment Funds").  Investments in Investment Funds and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased over-the-counter currency options, swaptions, futures, forward foreign currency exchange contracts, credit default swaps, and collateralized loan obligations can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these investments within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2014 is as follows:

Description	Total Fair Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$80,500	$80,500	$—	$—
Credit Default Swaps	219	—	219	—
Liabilities
Written Options	(70,240)	(70,240)	—	—
Credit Default Swaps	(115,618)	—	(115,618)	—

Investment Funds
Asset-Backed Securities	30,954,381	—	11,977,827	18,976,554
Equity Special Situations	16,521,613	5,762,060	6,795,947	3,963,606
Event Driven/Distressed	33,987,953	—	8,974,836	25,013,117
Global Macro	23,177,674	2,983,576	10,903,696	9,290,402
Long/Short Equity	44,100,612	—	26,101,534	17,999,078
Relative Value	15,648,455	—	6,229,228	9,419,227

Investments in Securities
Collateralized Loan Obligation	1,026,315	—	1,026,315	—
Equity	1,490,742	1,490,742	—	—
Total Investments	$166,802,606	$10,246,638	$71,893,984	$84,661,984

For Equity Special Situations strategies, transfers from Level 2 into Level 1 during the nine month period ended December 31, 2014 were $397,376.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of December 31, 2014

Investments in Investment Funds
Asset-Backed Securities	$17,442,336	$830,683	$(103,037)	$6,500,000	$(4,472,940)	$1,887,301	$(3,107,789)	$18,976,554
Equity Special Situation	5,096,247	35,419	(257,932)	2,700,000	(270,000)	—	(3,340,128)	3,963,606
Event Driven/Distressed	25,486,745	128,575	(316,554)	3,832,000	(593,520)	2,546,612	(6,070,741)	25,013,117
Global Macro	11,060,456	79,041	185,904	2,000,000	(1,230,531)	—	(2,804,468)	9,290,402
Long/Short Equities	17,394,138	(1,187)	1,929,021	5,079,000	(2,631)	415,798	(6,815,061)	17,999,078
Relative Value	9,018,511	(28,274)	642,298	2,000,000	(69,014)	—	(2,144,294)	9,419,227
Total	$85,498,433	$1,044,257	$2,079,700	$22,111,000	$(6,638,636)	$4,849,711	$(24,282,481)	$84,661,984

The following table is the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of December 31, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Asset-Backed Securities	$(103,037)
Equity Special Situation	(257,932)
Event Driven/Distressed	(316,554)
Global Macro	185,904
Long/Short Equities	1,929,021
Relative Value	638,376
Total	$2,075,778

All transfers into Level 3 during the period end were due to a portion of the Fund's investment in certain Investment Funds not being available for withdrawal within 90 days of period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end or due to unadjusted prices being available from a reputable, independent third party pricing source as of the measurement date to determine fair value.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly, semi- annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the nine month period ended December 31, 2014.   As of December 31, 2014, the Fund  had unfunded capital commitments of $3,006,350.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2014:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than  those of a specific corporation.  Strategies employ an investment process designed to isolate attractive opportunities  between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur.  Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

GAI Corbin Multi-Strategy Fund, LLC (formerly known as ASGI Corbin Multi-Strategy Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the  timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long  and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the September 30, 2014 financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/24/2015

* Print the name and title of each signing officer under his or her signature.